May 10, 2021
Madison Funds Prospectus | Madison International Stock Fund
Madison International Stock Fund
Madison Funds®
Supplement dated May 10, 2021
This Supplement amends the Prospectus of the Madison Funds dated February 28, 2021, and the Summary Prospectus for the Madison International Stock Fund dated February 28, 2021.
Fund Summary and Prospectus page 53. Principal Investment Strategies. The first two paragraphs are deleted in their entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in the stock of foreign companies. For this purpose, a foreign company is one whose principal operations are located outside the U.S., or that is organized outside the U.S., whose securities are principally traded outside of the U.S., and/or whose securities are quoted or denominated in a foreign currency. The types of stocks that the Fund may invest in include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depository Receipts (“ADRs”) (which represent an interest in the shares of a non-U.S. company that have been deposited with a U.S. bank, trade in U.S. dollars and clear through U.S. settlement systems, thus allowing the holder of an ADR to avoid having to transact in a foreign currency), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. The Fund may also invest in debt securities, foreign money market instruments, and other income bearing securities. The Fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 50-70 individual securities in its portfolio at any given time.
Typically, a majority of the Fund’s assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries. Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International All Country World excluding USA Index (“MSCI ACWI ex USA"). The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. Madison typically maintains this segment of the Fund’s portfolio in such stocks that it believes have a low market price relative to their perceived fair value based on fundamental analysis of the issuing company and its prospects. It may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

Fund Summary and Prospectus page 54. Principal Risks. The paragraph on Value Investing Risk is deleted in its entirety and replaced with the following:
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Please keep this Supplement with your records.